Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	$ 4,084,803
Cost incurred for dry docking	17,183	$ 25,043	$ 14,609
Dry-docking amortization	(309,975)	(300,011)	(274,599)
Write down and gain (loss) on sale of vessels	(318,078)	(40,079)	(69,998)
Balance at end of the year	4,398,836	4,084,803
Dry-docking activity
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	49,238	42,822	54,259
Cost incurred for dry docking	17,183	25,043	14,609
Dry-docking amortization	(22,870)	(18,627)	(23,863)
Write down and gain (loss) on sale of vessels	(722)	0	(2,183)
Balance at end of the year	$ 42,829	$ 49,238	$ 42,822